Investments in affiliated companies (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2015		Jul. 15, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Equity Method Investments		¥ 13,597			¥ 12,000
Cost Method Investments		¥ 459,721			423,301		¥ 216,276
Equity Method Investment, Ownership Percentage		100.00%		100.00%
Hainan Tianneng Power Co Ltd [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[1]	¥ 60,391			51,724		52,460	¥ 9,073
Equity Method Investment, Ownership Percentage	[1]	26.53%
Shanghai Sailing Xili Equity Investment Fund Llp [Member]
Schedule of Investments [Line Items]
Equity Method Investments		¥ 143,749	[2]		152,910	[2]	0
Equity Method Investment, Ownership Percentage	[2]	50.80%
Tongmei Yingli New Energy Industry CoLtd [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[3]	¥ 30,347			30,000
Equity Method Investment, Ownership Percentage	[3]	30.00%
Shandong Hi-speed Yingli New Energy CoLtd [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[4]	¥ 16,985	[5]		0
Equity Method Investment, Ownership Percentage	[4]	35.00%
Solariant Portfolio Two Godo Kaisha [Member]
Schedule of Investments [Line Items]
Equity Method Investments	[6]	¥ 27,401			7,782
Equity Method Investment, Ownership Percentage	[6]	37.50%
Beijing Jingyi Green Energy Power System Engineering Co Ltd [Member]
Schedule of Investments [Line Items]
Cost Method Investments	[7]	¥ 11,875			11,875		11,875	11,875
Percentage ownership, cost method investment	[7]	10.00%
Guokai Siyuan Beijing Investment Fund Co Ltd [Member]
Schedule of Investments [Line Items]
Cost Method Investments	[8]	¥ 150,000			150,000		150,000	¥ 150,000
Percentage ownership, cost method investment	[8]	2.97%
Other Cost Method Investments [Member]
Schedule of Investments [Line Items]
Cost Method Investments		¥ 5,376			¥ 7,010		¥ 0

[1]	In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest. In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total. Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Hainan Yingli) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. In May 2015, one of the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by the Company to 26.53% as of December 31, 2015. The investment is accounted for under equity method.
[2]	In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 (US$ 24,659) while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method.
[3]	In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment is accounted for under equity method.
[4]	In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing contributed RMB 35,000 to acquire a 35% equity interest. The investment is accounted for under equity method.
[5]	In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% equity interest. The investment is accounted for under equity method.
[6]	In July 2013, Yingli Japan, together with two other entities unrelated to the Company, established Solariant Portfolio Two Godo Kaisha (the project“SPC”) to acquire 49.48% equity interest. Yingli Japan made capital contribution of JPY 151,500 (RMB 7,782 equivalent) in 2014. Pursuant to an agreement entered into by all parties in early 2015, SPC transferred SPC’s payables of JPY 395,000 (RMB 20,580 equivalent, US$ 3,177) to Yingli Japan, which was treated as a capital injection, meanwhile, the other two investors made also made capital injection to SPC. After the transaction was made, total investment by Yingli Japan was amounted to JPY 546,500 and equity interest owned by Yingli Japan decreased to 37.5%. In July 2015, Yingli Japan together with other two investors of SPC, entered into several agreement to transfer 100% of equity interest of SPC to another entity unrelated to the Company. Based on the agreements, consideration of 37.5% of equity interest of SPC owned by Yingli Japan was JPY1,287,600 (RMB 67,086 equivalent). The consideration was based on the fair value of SPC. As of December 31, 2015, due to that the share transfer has not completed, partial consideration of PY 815,700 (RMB42,499 equivalent) received was recorded in “Other current liabilities and accrued expenses” in Consolidated Balance Sheets.
[7]	In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.
[8]	In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd.. The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method. The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.